                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04917

Morgan Stanley Federal Securities Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
       (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY FEDERAL SECURITIES TRUST PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

Fund Report
For the six month period ended April 30, 2004

TOTAL RETURN FOR THE SIX MONTHS ENDED APRIL 30, 2004.

                                        LEHMAN
                                      BROTHERS          LIPPER
                                          U.S.    GENERAL U.S.
                                    GOVERNMENT      GOVERNMENT
CLASS A  CLASS B  CLASS C  CLASS D    INDEX(1)  FUNDS INDEX(2)
   1.51%    1.09%    1.09%    1.52%       0.84%           0.79%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURE ASSUMES THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

Yields of intermediate treasury debt securities declined by almost 50 basis points (0.50%) for the first five months of the period before rising sharply during the month of April. For the bulk of the period, mounting signals of improvement in the economy were offset by continued weakness in the job market as well as low inflationary pressures and ongoing concerns about deflation. In this environment, the Federal Open Market Committee (the "Fed") opted to keep rates at multidecade lows.

This pattern shifted in late March, when indicators showing more rapid growth and increasing price pressures began to surface. In early April, the Bureau of Labor Statistics produced an employment report indicating that employment growth had exceeded the market's expectations. These shifts accelerated the market's expected date for the Fed to move to a tightening mode and had a substantial effect on yields as investors began to discount future Fed increases in advance.

Against this backdrop, the mortgage-backed securities (MBS) sector had a somewhat mixed performance. During the first part of the period, MBSs tended to provide somewhat lower returns than equivalent-duration Treasury securities as declining interest rates created expectations for more rapid prepayment. MBSs went on to outperform in April as prepayment expectations slowed, especially for higher-coupon mortgages, and because MBSs tended to have less interest-rate sensitivity. This late outperformance was enough to lift MBS returns slightly above those of Treasuries for the period.

PERFORMANCE ANALYSIS

Morgan Stanley Federal Securities Trust slightly outperformed its benchmark, the Lehman Brothers U.S. Government Index, as well as its peer group, the Lipper General U.S. Government Funds Index, for the six months ended April 30, 2004. With the economy poised for recovery, our primary strategy in managing the Fund was to reduce its vulnerability to a potentially damaging rise in interest rates. We implemented this strategy primarily by reducing the portfolio's duration.* This approach initially hindered the Fund's performance, as interest rates fell early in the period, but ultimately proved beneficial, when interest rates spiked in the period's final weeks.

----------
* A MEASURE OF THE SENSITIVITY OF A BOND'S PRICE TO CHANGES IN INTEREST RATES, EXPRESSED IN YEARS. EACH YEAR OF DURATION REPRESENTS AN EXPECTED 1 PERCENT CHANGE IN THE PRICE OF A BOND FOR EVERY 1 PERCENT CHANGE IN INTEREST RATES. THE LONGER A BOND'S DURATION, THE GREATER THE EFFECT OF INTEREST-RATE MOVEMENTS ON ITS PRICE. TYPICALLY, FUNDS WITH SHORTER DURATIONS PERFORM BETTER IN RISING-INTEREST-RATE ENVIRONMENTS, WHILE FUNDS WITH LONGER DURATIONS PERFORM BETTER WHEN RATES DECLINE.

We also chose to emphasize higher-coupon MBSs during the period. These securities are generally better cushioned against rising rates than are lower-coupon MBSs, because of their additional income stream as well as the decreasing likelihood of prepayments in their underlying mortgages as interest rates rise (rapid prepayment hurts the value of high-coupon MBSs). Our models also suggested that many of these securities were undervalued, thanks to investors pricing in unrealistically high prepayment expectations. As with our approach to duration, the emphasis on higher-coupon MBSs did not yield positive results until later in the period, but ultimately contributed strongly to the Fund's outperformance.

   PORTFOLIO COMPOSITION

   Mortgage Backed - FNMA                      41.7%
   Short Term                                  26.8
   Mortgage Backed - FHLMC                     20.4
   U.S. Treasuries                              5.7
   Mortgage Backed - GNMA                       5.4

   LONG-TERM CREDIT ANALYSIS

   Aaa/AAA                                    100%

DATA AS OF APRIL 30, 2004. SUBJECT TO CHANGE DAILY. PORTFOLIO COMPOSITION IS A PERCENTAGE OF TOTAL INVESTMENTS AND LONG-TERM CREDIT ANALYSIS IS A PERCENTAGE OF LONG-TERM INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80% OF ITS ASSETS IN U.S. GOVERNMENT SECURITIES. IN MAKING INVESTMENT DECISIONS, THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS ECONOMIC DEVELOPMENTS, INTEREST RATE LEVELS AND OTHER FACTORS. THE FUND IS NOT LIMITED AS TO THE MATURITIES OR TYPES OF THE U.S. GOVERNMENT SECURITIES IN WHICH IT MAY INVEST. THE FUND'S INVESTMENTS IN MORTGAGE-BACKED SECURITIES ISSUED OR GUARANTEED BY AGENCIES OR INSTRUMENTALITIES OF THE U.S. GOVERNMENT MAY, AT ANY TIME, BE SUBSTANTIAL.

Performance Summary

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED APRIL 30, 2004

                                      CLASS A SHARES*      CLASS B SHARES**       CLASS C SHARES+     CLASS D SHARES++
                                     (SINCE 07/28/97)      (SINCE 03/31/87)      (SINCE 07/28/97)     (SINCE 07/28/97)
  SYMBOL                                        FDLAX                 FDLBX                 FDLCX                FDLDX
  1 YEAR                                         1.38%(3)              0.50%(3)              0.53%(3)             1.46%(3)
                                                (2.92)(4)             (4.32)(4)             (0.44)(4)               --
  5 YEARS                                        5.51(3)               4.59(3)               4.61(3)              5.50(3)
                                                 4.60(4)               4.26(4)               4.61(4)                --
  10 YEARS                                         --                  5.77(3)                 --                   --
                                                   --                  5.77(4)                 --                   --
  SINCE INCEPTION                                6.05(3)               6.40(3)               5.19(3)              5.93(3)
                                                 5.37(4)               6.40(4)               5.19(4)                --

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MORE UP-TO-DATE INFORMATION, INCLUDING MONTH-END PERFORMANCE FIGURES, PLEASE VISIT morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

----------
Notes on Performance

(1) THE LEHMAN BROTHERS U.S. GOVERNMENT INDEX IS A BROAD-BASED MEASURE OF ALL U.S. GOVERNMENT AND TREASURY SECURITIES. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER GENERAL U.S. GOVERNMENT FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER GENERAL U.S. GOVERNMENT FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY FEDERAL SECURITIES TRUST

PORTFOLIO OF INVESTMENTS - APRIL 30, 2004 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                         COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATES                                       RATE          VALUE
----------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED SECURITIES (107.3%)
              FEDERAL HOME LOAN MORTGAGE CORP. (10.7%)
$   5,000     *                                                                    5.00%     $   5,034,375
   24,850     *                                                                    6.00         25,952,719
    4,785     12/01/28 - 05/01/32                                                  7.50          5,141,078
    4,022     10/01/10 - 02/01/20                                                  9.50          4,502,890
      884     06/01/16 - 10/01/19                                                 10.00            993,921
      105     02/01/16 - 12/01/17                                                 10.50            118,772
                                                                                             -------------
                                                                                                41,743,755
                                                                                             -------------
              FEDERAL HOME LOAN MORTGAGE CORP. PC GOLD (21.7%)
   28,200     *                                                                    6.00         28,746,375
   36,026     07/01/28 - 11/01/33                                                  6.50         37,532,572
   13,330     01/01/30 - 08/01/32                                                  7.50         14,322,924
    3,705     02/01/23 - 07/01/31                                                  8.00          4,001,509
                                                                                             -------------
                                                                                                84,603,380
                                                                                             -------------
              FEDERAL NATIONAL MORTGAGE ASSOC. (66.3%)
   20,600     *                                                                    4.50         20,278,125
    5,000     *                                                                    5.00          5,029,688
   84,700     *                                                                    5.50         85,286,797
   20,347     05/01/34                                                             6.00         20,830,100
   30,113     01/01/27 - 01/01/33                                                  6.50         31,356,583
   29,300     *                                                                    6.50         30,499,469
   45,970     07/01/23 - 01/01/33                                                  7.00         48,612,916
    1,050     05/01/34                                                             7.00          1,110,375
   10,553     09/01/29 - 06/01/32                                                  7.50         11,291,515
    2,997     06/01/25 - 02/01/32                                                  8.00          3,236,537
      368     02/01/22                                                             8.50            397,716
      220     09/01/19 - 05/01/20                                                  9.50            247,884
       60     03/01/16 - 02/01/18                                                  9.75             67,881
                                                                                             -------------
                                                                                               258,245,586
                                                                                             -------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. (8.4%)
   10,200     *                                                                    5.50         10,203,188
   15,000     *                                                                    6.00         15,379,687
    2,239     08/15/25 - 05/15/29                                                  6.50          2,339,540
       53     01/15/29 - 08/15/29                                                  7.50             57,081
    1,219     10/15/19 - 10/15/24                                                  8.50          1,335,629
    2,810     11/15/17 - 06/15/20                                                  9.50          3,169,228
      101     05/15/16 - 11/15/20                                                 10.00            113,665
                                                                                             -------------
                                                                                                32,598,018
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                                         COUPON
THOUSANDS     DESCRIPTION AND MATURITY DATES                                       RATE          VALUE
----------------------------------------------------------------------------------------------------------
              GOVERNMENT NATIONAL MORTGAGE ASSOC. II (0.2%)
$     789     05/20/30                                                             8.00%     $     857,702
                                                                                             -------------
              TOTAL MORTGAGE-BACKED SECURITIES
               (COST $418,910,277)                                                             418,048,441
                                                                                             -------------
              U.S. GOVERNMENT OBLIGATIONS (9.1%)
              U.S. TREASURY NOTES
    5,500     02/15/13                                                             3.875         5,291,605
   29,400     11/15/04                                                             5.875        30,129,267
                                                                                             -------------
              TOTAL U.S. GOVERNMENT OBLIGATIONS
               (COST $35,610,964)                                                               35,420,872
                                                                                             -------------
              SHORT-TERM INVESTMENTS (42.6%)
              U.S. GOVERNMENT AGENCIES & OBLIGATIONS (a) (25.2%)
   40,000     Federal Home Loan Bank 06/04/04 - 06/23/04                       0.995 - 1.00%    39,951,814
   18,000     Federal National Mortgage Assoc. 07/21/04                            1.03         17,957,770
    1,600     U.S. Treasury Bill+ 07/15/04                                         0.945         1,596,934
   38,000     U.S. Treasury Notes 11/15/04 - 08/15/04                           5.25 - 6.00     38,523,653
                                                                                             -------------
              TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
               (COST $98,031,923)                                                               98,030,171
                                                                                             -------------
              REPURCHASE AGREEMENT (17.4%)
   67,632     Joint repurchase agreement account due 05/03/04
               (dated 04/30/04 proceeds $67,637,777) (b)
               (COST $67,632,000)                                                  1.025        67,632,000
                                                                                             -------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $165,669,700)                                                             165,662,171
                                                                                             -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                                 VALUE
----------------------------------------------------------------------------------------------------------
              TOTAL INVESTMENTS
               (COST $620,190,941) (c) (d)                                        159.0%     $ 619,131,484

              LIABILITIES IN EXCESS OF OTHER ASSETS                               (59.0)      (229,783,796)
                                                                                  -----      -------------
              NET ASSETS                                                          100.0%     $ 389,347,688
                                                                                  =====      =============

----------
   PC  PARTICIPATION CERTIFICATE.
   + THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS IN AN AMOUNT EQUAL TO $771,950.
   * SECURITY PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
   (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
   (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
   (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $341,728,572 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
   (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES, THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,029,764 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,089,221, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,059,457.

FUTURES CONTRACTS OPEN AT APRIL 30, 2004:

                                                                            UNDERLYING         UNREALIZED
  NUMBER OF                               DESCRIPTION, DELIVERY             FACE AMOUNT       APPRECIATION
  CONTRACTS      LONG/SHORT                   MONTH AND YEAR                 AT VALUE        (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
    266             Short                  U.S. Treasury Notes            $ (29,243,375)    $         501,361
                                           5 Year June 2004
    270             Short                  U.S. Treasury Notes              (57,387,658)              393,843
                                           2 Year June 2004
    103             Long                   U.S. Treasury Notes               11,381,500              (221,613)
                                           10 Year June 2004
    115             Long                   U.S. Treasury Bonds               12,315,781              (487,053)
                                           30 Year June 2004
                                                                                            -----------------
                    Net unrealized appreciation                                             $         186,538
                                                                                            =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value
 (including a repurchase agreement of
 $67,632,000) (cost $620,190,941)                                $   619,131,484
Receivable for:
 Interest                                                              3,260,147
 Principal paydowns                                                       81,296
 Shares of beneficial interest sold                                       46,944
Prepaid expenses and other assets                                         75,470
                                                                 ---------------
    TOTAL ASSETS                                                     622,595,341
                                                                 ---------------
LIABILITIES:
Payable for:
 Investments purchased                                               231,056,111
 Shares of beneficial interest redeemed                                1,543,139
 Distribution fee                                                        260,281
 Investment management fee                                               179,837
 Dividends to shareholders                                                65,364
Accrued expenses and other payables                                      142,921
                                                                 ---------------
    TOTAL LIABILITIES                                                233,247,653
                                                                 ---------------
    NET ASSETS                                                   $   389,347,688
                                                                 ---------------
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $   402,065,843
Net unrealized depreciation                                             (872,919)
Dividends in excess of net investment income                         (10,665,114)
Accumulated net realized loss                                         (1,180,122)
                                                                 ---------------
    NET ASSETS                                                   $   389,347,688
                                                                 ===============
CLASS A SHARES:
Net Assets                                                       $    12,404,749
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                       1,339,373
    NET ASSET VALUE PER SHARE                                    $          9.26
                                                                 ===============
    MAXIMUM OFFERING PRICE PER SHARE,
    (NET ASSET VALUE PLUS 4.44% OF
      NET ASSET VALUE)                                           $          9.67
                                                                 ===============
CLASS B SHARES:
NET ASSETS                                                       $   345,190,073
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                      38,007,642
    NET ASSET VALUE PER SHARE                                    $          9.08
                                                                 ===============
CLASS C SHARES:
NET ASSETS                                                       $    15,717,724
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                       1,715,274
    NET ASSET VALUE PER SHARE                                    $          9.16
                                                                 ===============
CLASS D SHARES:
NET ASSETS                                                       $    16,035,142
Shares Outstanding (UNLIMITED AUTHORIZED,
 $.01 PAR VALUE)                                                       1,768,923
    NET ASSET VALUE PER SHARE                                    $          9.06
                                                                 ===============

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INTEREST INCOME                                                  $     5,339,882
                                                                 ---------------
EXPENSES
Distribution fee (Class A shares)                                          7,899
Distribution fee (Class B shares)                                      1,578,360
Distribution fee (Class C shares)                                         71,857
Investment management fee                                              1,159,206
Transfer agent fees and expenses                                         223,002
Custodian fees                                                            48,969
Professional fees                                                         43,053
Registration fees                                                         33,806
Shareholder reports and notices                                           32,342
Trustees' fees and expenses                                                6,649
Other                                                                     18,067
                                                                 ---------------
    TOTAL EXPENSES                                                     3,223,210
                                                                 ---------------
    NET INVESTMENT INCOME                                              2,116,672
                                                                 ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
Investments                                                            7,182,387
Futures contracts                                                     (1,519,819)
                                                                 ---------------
    NET REALIZED GAIN                                                  5,662,568
                                                                 ---------------

NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION ON:
Investments                                                           (3,377,943)
Futures contracts                                                        866,558
                                                                 ---------------
    NET DEPRECIATION                                                  (2,511,385)
                                                                 ---------------
    NET GAIN                                                           3,151,183
                                                                 ---------------
NET INCREASE                                                     $     5,267,855
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE SIX        FOR THE YEAR
                                                                               MONTHS ENDED           ENDED
                                                                              APRIL 30, 2004    OCTOBER 31, 2003
                                                                              --------------    ----------------
                                                                               (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                         $    2,116,672    $      5,577,597
Net realized gain                                                                  5,662,568          18,304,927
Net change in unrealized depreciation                                             (2,511,385)        (18,922,147)
                                                                              --------------    ----------------

    NET INCREASE                                                                   5,267,855           4,960,377
                                                                              --------------    ----------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                                      (276,396)           (882,181)
Class B shares                                                                    (5,660,365)        (17,967,709)
Class C shares                                                                      (256,026)           (756,668)
Class D shares                                                                      (348,928)         (1,074,018)
                                                                              --------------    ----------------

    TOTAL DIVIDENDS                                                               (6,541,715)        (20,680,576)
                                                                              --------------    ----------------

Net decrease from transactions in shares of beneficial interest                  (58,666,849)        (65,140,797)
                                                                              --------------    ----------------

    NET DECREASE                                                                 (59,940,709)        (80,860,996)

NET ASSETS:
Beginning of period                                                              449,288,397         530,149,393
                                                                              --------------    ----------------

END OF PERIOD
(INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $10,665,114 AND
$6,240,071, RESPECTIVELY)                                                     $  389,347,688    $    449,288,397
                                                                              ==============    ================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY FEDERAL SECURITIES TRUST

NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Federal Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to earn a high level of current income. The Fund commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) futures are valued at the latest price published by the commodities exchange on which they trade; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S.

Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.55% to the portion of daily net assets not exceeding $1 billion; 0.525% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.50% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.475% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.45% to the portion of daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.425% to the portion of daily net assets exceeding $5 billion but not exceeding $7.5 billion;

0.40% to the portion of daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.375% to the portion of daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.35% to the portion of daily net assets exceeding $12.5 billion.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $13,110,034 at April 30, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.10% and 0.85%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B and Class C shares of $210,599 and $3,126, respectively and received $45,131 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004 were $1,631,173,509 and $1,737,171,365, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At April 30, 2004, the Fund had transfer agent fees and expenses payable of approximately $14,100.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six ended April 30, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,672. At April 30, 2004, the Fund had an accrued pension liability of $60,362 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
To hedge against adverse interest rate and market risks on portfolio positions or anticipated positions in U.S. Government securities, the Fund may enter into interest rate futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                      FOR THE SIX                           FOR THE YEAR
                                                      MONTHS ENDED                              ENDED
                                                     APRIL 30, 2004                       OCTOBER 31, 2003
                                           ----------------------------------    ----------------------------------
                                                      (UNAUDITED)
                                               SHARES             AMOUNT             SHARES             AMOUNT
                                           ---------------    ---------------    ---------------    ---------------
CLASS A SHARES
Sold                                               328,253    $     3,077,341         12,080,315    $   115,068,690
Reinvestment of dividends                           11,155            104,257             33,582            317,262
Redeemed                                          (981,254)        (9,209,360)       (12,504,404)      (119,103,199)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class A                           (641,846)        (6,027,762)          (390,507)        (3,717,247)
                                           ---------------    ---------------    ---------------    ---------------
CLASS B SHARES
Sold                                               731,924          6,724,728          7,519,978         70,233,933
Reinvestment of dividends                          375,231          3,443,619          1,178,747         10,944,394
Redeemed                                        (6,338,852)       (58,187,712)       (16,018,721)      (149,116,736)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class B                         (5,231,697)       (48,019,365)        (7,319,996)       (67,938,409)
                                           ---------------    ---------------    ---------------    ---------------
CLASS C SHARES
Sold                                               341,951          3,166,135          2,622,184         24,769,208
Reinvestment of dividends                           17,928            165,997             49,570            464,326
Redeemed                                          (470,606)        (4,348,920)        (2,858,868)       (26,941,553)
                                           ---------------    ---------------    ---------------    ---------------
Net decrease -- Class C                           (110,727)        (1,016,788)          (187,114)        (1,708,019)
                                           ---------------    ---------------    ---------------    ---------------
CLASS D SHARES
Sold                                               305,301          2,795,700          4,907,298         45,931,401
Reinvestment of dividends                           26,091            238,956             70,736            653,850
Redeemed                                          (723,847)        (6,637,590)        (4,126,214)       (38,362,373)
                                           ---------------    ---------------    ---------------    ---------------
Net increase (decrease) -- Class D                (392,455)        (3,602,934)           851,820          8,222,878
                                           ---------------    ---------------    ---------------    ---------------
Net decrease in Fund                            (6,376,725)   $   (58,666,849)        (7,045,797)   $   (65,140,797)
                                           ===============    ===============    ===============    ===============

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Fund had a net capital loss carryforward of $6,782,848 of which $690,086 will expire on October 31, 2004, $2,381,171 will expire on October 31, 2007 and

$3,711,591 will expire October 31, 2011 to offset future capital gains to the extent provided by regulations.

As of October 31, 2003, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, recessionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY FEDERAL SECURITIES TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                          FOR THE SIX                           FOR THE YEAR ENDED OCTOBER 31,
                                         MONTHS ENDED         ------------------------------------------------------------------
                                        APRIL 30, 2004           2003          2002          2001          2000          1999
                                        ---------------       ----------    ----------    ----------    ----------    ----------
                                          (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period    $          9.29       $     9.58    $     9.51    $     8.98    $     9.01    $     9.79
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
 operations:
  Net investment income                            0.05             0.12          0.43          0.54          0.63          0.62
  Net realized and unrealized gain
   (loss)                                          0.09             0.04          0.12          0.53         (0.03)        (0.78)
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
 operations                                        0.14             0.16          0.55          1.07          0.60         (0.16)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
 income                                           (0.17)           (0.45)        (0.48)        (0.54)        (0.63)        (0.62)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Net asset value, end of period          $          9.26       $     9.29    $     9.58    $     9.51    $     8.98    $     9.01
                                        ===============       ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                      1.51%(2)         1.70%         6.14%        12.28%         6.97%        (1.66)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           0.84%(3)         0.92%         0.90%         0.91%         0.82%         0.91%
Net investment income                              1.69%(3)         1.69%         4.51%         5.90%         7.05%         6.65%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                              $        12,405       $   18,409    $   22,713    $    8,593    $    4,821    $    4,272
Portfolio turnover rate                             319%(2)          654%           25%          157%           64%           17%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                          FOR THE SIX                           FOR THE YEAR ENDED OCTOBER 31,
                                         MONTHS ENDED         ------------------------------------------------------------------
                                        APRIL 30, 2004           2003          2002          2001          2000          1999
                                        ---------------       ----------    ----------    ----------    ----------    ----------
                                          (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period    $          9.12       $     9.42    $     9.35    $     8.85    $     8.87    $     9.72
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
 operations:
  Net investment income                            0.02             0.05          0.36          0.47          0.55          0.55
  Net realized and unrealized gain
   (loss)                                          0.08             0.03          0.12          0.50         (0.02)        (0.85)
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
 operations                                        0.10             0.08          0.48          0.97          0.53         (0.30)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
 income                                           (0.14)           (0.38)        (0.41)        (0.47)        (0.55)        (0.55)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Net asset value, end of period          $          9.08       $     9.12    $     9.42    $     9.35    $     8.85    $     8.87
                                        ===============       ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                      1.09%(2)         0.89%         5.36%        11.38%         6.26%        (3.09)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           1.59%(3)         1.56%         1.55%         1.56%         1.57%         1.55%
Net investment income                              0.94%(3)         1.05%         3.86%         5.25%         6.30%         6.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                              $       345,190       $  394,399    $  476,023    $  490,351    $  456,418    $  540,916
Portfolio turnover rate                             319%(2)          654%           25%          157%           64%           17%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                          FOR THE SIX                           FOR THE YEAR ENDED OCTOBER 31,
                                         MONTHS ENDED         ------------------------------------------------------------------
                                        APRIL 30, 2004           2003          2002          2001          2000          1999
                                        ---------------       ----------    ----------    ----------    ----------    ----------
                                          (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period    $          9.20       $     9.50    $     9.43    $     8.93    $     8.95    $     9.80
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
 operations:
  Net investment income                            0.02             0.06          0.36          0.48          0.56          0.56
  Net realized and unrealized gain
   (loss)                                          0.08             0.03          0.12          0.50         (0.02)        (0.85)
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
 operations                                        0.10             0.09          0.48          0.98          0.54         (0.29)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
 income                                           (0.14)           (0.39)        (0.41)        (0.48)        (0.56)        (0.56)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Net asset value, end of period          $          9.16       $     9.20    $     9.50    $     9.43    $     8.93    $     8.95
                                        ===============       ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                      1.09%(2)         0.91%         5.35%        11.33%         6.26%        (3.03)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           1.59%(3)         1.56%         1.55%         1.56%         1.57%         1.55%
Net investment income                              0.94%(3)         1.05%         3.86%         5.25%         6.30%         6.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                              $        15,718       $   16,803    $   19,116    $   15,248    $   10,191    $   10,995
Portfolio turnover rate                             319%(2)          654%           25%          157%           64%           17%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                          FOR THE SIX                           FOR THE YEAR ENDED OCTOBER 31,
                                         MONTHS ENDED         ------------------------------------------------------------------
                                        APRIL 30, 2004           2003          2002          2001          2000          1999
                                        ---------------       ----------    ----------    ----------    ----------    ----------
                                          (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period    $          9.10       $     9.39    $     9.33    $     8.84    $     8.86    $     9.69
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Income (loss) from investment
 operations:
  Net investment income                            0.06             0.13          0.43          0.55          0.63          0.63
  Net realized and unrealized gain
   (loss)                                          0.08             0.04          0.12          0.49         (0.02)        (0.83)
                                        ---------------       ----------    ----------    ----------    ----------    ----------
Total income (loss) from investment
 operations                                        0.14             0.17          0.55          1.04          0.61         (0.20)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Less dividends from net investment
 income                                           (0.18)           (0.46)        (0.49)        (0.55)        (0.63)        (0.63)
                                        ---------------       ----------    ----------    ----------    ----------    ----------

Net asset value, end of period          $          9.06       $     9.10    $     9.39    $     9.33    $     8.84    $     8.86
                                        ===============       ==========    ==========    ==========    ==========    ==========

TOTAL RETURN+                                      1.52%(2)         1.85%         6.14%        12.23%         7.17%        (2.08)%

RATIOS TO AVERAGE NET ASSETS(1):
Expenses                                           0.74%(3)         0.71%         0.70%         0.71%         0.72%         0.70%
Net investment income                              1.79%(3)         1.90%         4.71%         6.10%         7.15%         6.86%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                              $        16,035       $   19,677    $   12,297    $    6,206    $    4,378    $    5,590
Portfolio turnover rate                             319%(2)          654%           25%          157%           64%           17%

----------
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

MORGAN STANLEY FUNDS


                                         MORGAN STANLEY FEDERAL SECURITIES TRUST


                                                               SEMIANNUAL REPORT
                                                                  APRIL 30, 2004


[MORGAN STANLEY LOGO]

                                                     37895PRT-RA04-00264P-Y04/04
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Item 2. Code of Ethics.

Not applicable for semiannual reports.


Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

   There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Federal Securities Trust

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
---------------------
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
-----------------
Francis Smith
Principal Financial Officer
June 22, 2004